Filed with the U.S. Securities and Exchange Commission on June 29, 2016

1933 Act Registration File No. 333-206240
1940 Act File No. 811- 23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[		]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	6	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[		]
Amendment No.	9	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6620

John Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Marco Adelfio Goodwin Procter LLP 901 New York Avenue, NW Washington, DC 20001

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 29, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 6 to the Registration Statement of Series Portfolios Trust (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to the Trust’s new series – Appleton Equity Growth Fund – and to make other permissible changes under Rule 485(b).

APPLETON EQUITY GROWTH FUND
 (APLEX)

PROSPECTUS

June 29, 2016

Series Portfolios Trust • 615 East Michigan Street • Milwaukee, Wisconsin 53202 • 877-71-APPLE

This Prospectus includes important information about the Appleton Equity Growth Fund that you should know before investing. You should read this Prospectus and keep it for future reference.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

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APPLETON EQUITY GROWTH FUND SUMMARY

Investment Objective

The Appleton Equity Growth Fund (the “Fund”) seeks long-term growth of capital.

Fees And Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.90%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.91%
Less Fee Waiver and/or Expense Reimbursement[2]	-0.40%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%

[1]
Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies.  The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights which only reflects the direct operating expenses incurred by the Fund.

[2]	The Fund’s investment adviser, Appleton Partners, Inc. (“Appleton Partners” or the “Adviser”), has contractually agreed to waive its management fees and/or reimburse expenses of the Fund for at least one year from the effective date of this Prospectus to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) do not exceed 1.50% of the Fund’s average net assets. The Adviser is permitted to be reimbursed for management fee waivers and/or expense reimbursements made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time such reimbursement is paid to the Adviser and at the time such fees were waived and/or expenses were reimbursed. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the fee waiver and/or expense reimbursement agreement in the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$561	$995	$2,200

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks. These securities may be from large-cap, mid-cap or small-cap companies. By combining macro-economic and micro-economic factors, the Adviser seeks well positioned companies within fast growing industries. In pursuing the Fund’s investment objective, the Adviser first employs top-down analysis to identify specific sectors, and then industries within a sector, demonstrating growth potential. A bottom-up approach is then used to select particular companies within an industry.

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In making specific industry selections within a sector, the Adviser looks for industries that it believes will sustain high profit growth given the current and future economic, financial and political conditions.

Once an industry has been selected, the Adviser’s research process continues with bottom up, or micro-economic analysis, to identify individual stocks that may be placed on the buy list. The Adviser believes that there are certain characteristics that are generally found in growing companies—characteristics that may be unique while giving their shareholders a competitive edge. The Adviser begins by reviewing revenue growth, market share and price control, not only for individual companies, but for their competitors as well. The Adviser considers such factors as a company’s management team, new products and overall financial outlook. This intensive fundamental research narrows the potential portfolio down to a manageable list of 50–70 candidates. Thus, by combining top down and bottom up research, the Adviser will maintain a portfolio of 35-45 stocks that it believes are the best companies within the fastest growing industries; however, no more than 25% of the Fund’s portfolio will be invested in any one industry or group of industries. At times, the Fund may, but is not required to, invest in the securities of companies of any market capitalization included in the consumer discretionary, financials, health care, industrials, and information technology industries.

Principal Risks of Investing in the Fund

As a shareholder, you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Fund will be successful in meeting its investment objective.  The following additional principal risks could affect the value of your investment:

Market Risk: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as rapid increase or decrease in a stock’s value or liquidity, and fluctuations due to a company’s earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Equity Risk: Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments.

Investment Style Risk: Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies generally invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Small- and Mid-Capitalization Company Risk: Small-cap and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Additionally, securities of small-cap and mid-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies.

Sector and Industry Risk. The Fund does not concentrate in any sector, or industry or group of industries; however, its investments in a particular industry or group of industries, such as the consumer discretionary, financials, health care, industrials, and information technology industries, may increase from time to time. Increased exposure to a specific industry or group of industries may, therefore, increase risk to the Fund because market or economic factors affecting that industry or group of industries could have a significant effect on the value of the Fund’s investment.

•	Investments in the consumer discretionary industry are dependent on the market as a whole and may also be affected by increases in interest rates and decreases in disposable income and consumer confidence.
•	Securities of financial companies may be affected by changes in interest rates and government monetary policies, both domestic and foreign, and broader macroeconomic trends of the global economy as a whole. Financial companies may also be at greater risk to cybersecurity threats.
•	The value of investments in health care companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Furthermore, these companies may be adversely affected by product liability-related lawsuits.

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•	Companies in the industrial industry are potentially susceptible to changes in underlying markets in commodities used to produce their goods, such as oil or steel markets, which may at times be volatile. Industrial companies are also subject to changes in the regulatory and competitive environment in which they operate, which may adversely affect investments in these companies.
•	The information technology industry is highly competitive and innovative, which may adversely affect the value of a company’s securities. Information technology companies are also potentially at risk of cybersecurity threats. Furthermore, the value of information technology securities may be adversely affected by intellectual property lawsuits.

Performance Information

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The table also shows how the Fund’s returns compare with an index comprised of common stocks similar to those in which the Fund invests. On July 1, 2016, substantially all of the assets of the Appleton Equity Growth Fund, a series of the Appleton Funds (the “Predecessor Fund”), which had the same portfolio managers and investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization was approved by written consent in lieu of a meeting by shareholders holding a majority of the Predecessor Fund’s outstanding shares. Upon completion of the Reorganization, the Fund assumed the performance and financial history of the Predecessor Fund.  The performance figures for the Fund in the bar chart and table represent the performance of the Predecessor Fund from year-to-year. Following the bar chart is the Predecessor Fund’s highest and lowest returns for a quarter during the period shown in the bar chart. Keep in mind that the Predecessor Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated performance information is available by calling the Fund at 1-877-71-APPLE.

Calendar Year Returns as of 12/31:

During the period shown in the bar chart, the highest and lowest quarterly returns of the Predecessor Fund were as follows:

Highest Quarterly Return	Lowest Quarterly Return
15.00% (Quarter Ended Sept 30, 2010)	-24.73% (Quarter Ended Dec 31, 2008)

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Average Annual Total Returns for Periods Ended December 31, 2015

	One Year	Five Years	Ten Years
Return Before Taxes	0.19%	7.83%	5.50%
Return After Taxes on Distributions	-1.54%	7.10%	5.13%
Return After Taxes on Distributions and Sale of Fund Shares	1.52%	6.16%	4.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The “Return After Taxes on Distributions and Sale of Fund Shares” for the one year period is higher than other return figures for the fund because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).

Investment Adviser

Appleton Partners, Inc.

Portfolio Managers

Daniel T. Buckley, CFA, is a senior research analyst and portfolio manager of the Adviser and has been a portfolio manager of the Predecessor Fund since 2014 and of the Fund since its inception. Mr. Buckley has been on the Predecessor Fund’s investment team since 2005.

Geoffrey D. Chamberlain, CFA, is a senior research analyst and portfolio manager of the Adviser and has been a portfolio manager of the Predecessor Fund since 2014 and of the Fund since its inception. Mr. Chamberlain has been on the Predecessor Fund’s investment team since 2005.

Buying and Selling Shares

You may buy and sell shares in the Fund on a day when the New York Stock Exchange (the “Exchange”) is open for trading. You may sell your shares by telephone, by mail, by wire, or through a systematic withdrawal plan. If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to sell your shares. For more information about buying and selling shares see the section “How to Purchase Shares” of the Fund’s Prospectus or call 1-877-71-APPLE. Minimum initial and subsequent investment amounts are shown below.

Minimum Initial Investment			Minimum Subsequent Investment
Regular Accounts	Retirement Accounts	Automatic Investment Plan Accounts	Regular Accounts & Retirement Accounts	Automatic Investment Plan Accounts
$1,000	$500	$100	None	$100

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The Board of Trustees may change the Fund’s investment objective without shareholder approval, but only after shareholders have been notified and after this Prospectus has been revised accordingly. Unless otherwise indicated, all investment practices, strategies and limitations of the Fund are non-fundamental policies that the Board of Trustees may change without shareholder approval.

The Adviser believes that as the world becomes more complex, it is no longer possible to invest by focusing solely on an individual company. The top down, macro-economic environment within and around a company’s operations must be assessed and understood. Recognizing this reality, and the dynamism of both the U.S. and the global economy, the Adviser asks a number of evolving questions:

•	What global causes (e.g., war, recession, technology revolution) could alter the projected profit outlook?
•	What are the demographic trends, not only in the U.S. but abroad, and what will their impact be on the economy in the coming years?
•	What public policy issues, whether political, monetary or regulatory, could impact industry growth?

These basic questions allow the Adviser to develop a focus list of industries that it believes will sustain high profit growth given the current and future economic, financial and political scenarios.

When the Adviser believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or, when in the Adviser’s judgment, it is otherwise warranted in selling to manage the Fund’s portfolio, the Fund may take temporary or defensive positions that are inconsistent with the Fund’s principal investment strategies.  During such unusual circumstances, the Fund may hold all or a portion of its assets in cash or short-term obligations such as bank debt instruments (certificates of deposit, bankers’ acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government or agency obligations having a maturity of less than one year, or repurchase agreements. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund takes such a temporary or defensive position, it may not be able to pursue or achieve its investment objective.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as rapid increase or decrease in a stock’s value or liquidity, and fluctuations due to a company’s earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Equity Risk. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Investment Style Risk. Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies generally invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Small- and Mid-Capitalization Company Risk. Small-cap and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Additionally, securities of small-cap and mid-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies. There may be less available information about these issuers or less market interest than is normally the case with respect to larger companies. Furthermore, investments based on the anticipated long-term growth of a company may decline in value if the catalyst for such growth does not occur.

Sector and Industry Risk. Although the Fund does not employ a sector or industry concentration, its exposure to specific industry or group of industries within a sector will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or group of industries, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or group of industries. Furthermore, investments in particular industry or group of industries may be more volatile than the broader market as a whole. At times, the Fund may, but is not required to, invest a significant portion of its assets in the following industries: consumer discretionary, financial, health care, industrial, or information technology.

•
Consumer discretionary industry risk. These companies may be affected by the market as a whole and may also be affected by increases in interest rates and decreases in disposable income and consumer confidence. These companies may also be affected by domestic and international policies and events.

•
Financial industry risk. The value of equity securities of these companies may be affected by changes in interest rates and government monetary policies, both domestic and foreign, and broader macroeconomic trends of the global economy as a whole. Equity securities of companies in the financial industry may be exposed to reduced liquidity that may make it difficult for the companies to recoup their investments, adversely affecting the equity securities’ value. Individual companies within the financial industry may also be at risk to cybersecurity threats, which may also adversely affect the value of their securities.

•
Health care industry risk. The value of equity securities of these companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in the healthcare industry may experience more price volatility than securities of companies in other industries.

•
Industrial industry risk. These companies may be affected by the market as a whole and consumer demand. Furthermore, the companies may be affected by prices of underlying resources used to produce their goods, such as within the oil and steel markets, that may at times be volatile. Industrial companies may also be affected by changing government regulations, which may adversely affect investments in these regulations. These companies are often affected by competition and innovation within the industry that may render a company’s products obsolete, or adversely affect market share and overall profitability of industrial companies.

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•
Information technology industry risk. Companies in this industry may be adversely affected by cybersecurity risks. Furthermore, the industry is highly competitive and dependent on innovation, which may quickly render a company’s products or services obsolete or otherwise affect its market share and overall probability. It may be difficult to correctly value companies in the information technology industry, leading the securities to potentially experience more price volatility than securities of companies in other industries. Information technology companies face risks in intellectual property theft and the value of their securities may be adversely affected by lawsuits over intellectual property.

NON-PRINCIPAL RISKS OF INVESTING IN THE FUND

Market Disruption Risk. The United States has experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest, and similar events may occur again. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Instability in the financial markets has led, and may in the future lead, the U.S. Government to take unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures for disclosing portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

The Fund is a diversified series of Series Portfolios Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on July 27, 2015. The Board of Trustees has responsibility for oversight of the Trust and the Fund. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

Adviser

The Trust retains Appleton Partners, One Post Office Square, Floor Six, Boston, Massachusetts 02109, to manage the Fund’s investments. Established in 1986, Appleton Partners, in addition to managing private accounts of individuals, also invests for corporations, foundations and pension and profit-sharing plans. Pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Adviser, for its services the Adviser receives an annual fee of 1.00% of the average daily net assets of the Fund for providing advisory services to the Fund. The advisory fee is accrued daily and paid monthly.

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Investment Advisory Agreement

Pursuant to a written contract between the Adviser and the Trust on behalf of the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) to the extent annual Fund operating expenses exceed 1.50% of the Fund’s average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund for at least one year from the effective date of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement between the Trust and the Adviser will be available in the Fund’s annual report to shareholders for the period ended December 31, 2016.

Portfolio Managers

Daniel T. Buckley, CFA, is a senior research analyst and portfolio manager of the Fund. He joined Appleton Partners in November 2003 and is currently one of the Equity portfolio managers responsible for researching equities, preparing proprietary technical and quantitative tools, and presenting to the Equity group. His responsibilities also include the execution of trades and the implementation of overall portfolio allocation and construction. Prior to joining Appleton Partners, Mr. Buckley worked as an Account Manager for State Street Bank. Before State Street Bank, Mr. Buckley worked on the floor of the American Stock Exchange. Mr. Buckley earned his B.A. from Boston College in 1997 and his M.S.I.M. from Boston University in 2006, and holds the Chartered Financial Analyst designation.

Geoffrey D. Chamberlain, CFA, is a senior research analyst and portfolio manager for the Fund. Mr. Chamberlain joined Appleton Partners in July of 2001. Mr. Chamberlain works closely with the Equity portfolio managers and is responsible for researching equities and presenting to the Equity group, as well as executing trades and constructing portfolio allocations. His other responsibilities include client billing and managing client relationships. Mr. Chamberlain earned his B.A. from Bowdoin College, his M.S.I.M. from Boston University, and holds the Chartered Financial Analyst designation.

Additional information related to the portfolio managers’ compensation, ownership percentages, and other accounts managed may be found in the SAI.

CALCULATION OF SHARE PRICE

The share price (net asset value (“NAV”)) of the shares of the Fund is determined once daily ordinarily as of the scheduled close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time), on each day the NYSE is open for trading. The NAV per share of the Fund is calculated, generally using market prices, by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

Portfolio securities traded on stock exchanges are valued at their last reported sales price as of the close of the regular session of trading on the day the securities are being valued. U.S. Government obligations are valued using the mean between the closing bid and asked prices as provided by an approved pricing service. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, or if available market quotations are not reliable, securities are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund’s calculation of NAV but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Fund’s calculation of NAV. Foreign securities are valued in the same manner as domestic securities, as described above. Foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

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The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

HOW TO PURCHASE SHARES

Your initial investment in the Fund ordinarily must be at least $1,000 ($500 for tax-deferred retirement accounts). The Fund will accept accounts with less than the stated minimum from employees of the Adviser and its affiliates and may, in the Adviser’s sole discretion, accept certain other accounts with less than the stated minimum initial investment.

In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-877-71-APPLE if you need additional assistance when completing your account application.

If the identity of a customer cannot be readily confirmed, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such clarifying information is received and confirmed. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Shares of the Fund are sold on a continuous basis at the NAV next determined after receipt of a purchase order. Direct purchase orders received by the Transfer Agent prior to the close of regular trading on the Exchange on any Business Day, are priced at the NAV per share determined on that date. Purchase orders received after the close of regular trading on the Exchange are generally priced as of the time the NAV is next determined. The Distributor (as defined below) has relationships with certain brokers and other financial intermediaries who are authorized to receive, or designate intermediaries to receive purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary receives it. Dealers or other agents may charge you a fee for effecting transactions. Contact your broker to determine whether it has an established relationship with the Distributor.

Initial Investments by Mail. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to The Appleton Equity Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Checks should be made payable to the “Appleton Equity Growth Fund.” An account application is available on the Fund’s website. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Trust will mail shareholders confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the right to limit the amount of investments and to refuse to sell to any person.

You should be aware that the Fund’s account application contains provisions in favor of the Trust, the Distributor, the Transfer Agent, and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund.

Processing Organizations. You may also purchase shares of the Fund through a “processing organization” (e.g., a mutual fund supermarket), which is a broker-dealer, bank or other financial intermediary that purchases shares for its customers. The Trust has authorized certain processing organizations to receive purchase and sales orders on the Trust’s behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

•	Charge a fee for its services;
•	Act as the shareholder of record of the shares;
•	Set different minimum initial and additional investment requirements;
•	Impose other charges and restrictions; and/or
•	Designate intermediaries to accept purchase and sales orders on the Fund’s behalf.

The Trust considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund’s NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Trust. Certain processing organizations may receive compensation from the Trust, the Adviser or their affiliates.

Initial Investments by Wire. To purchase by wire, the Transfer Agent must have a completed account application before your wire is sent. A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form. Wired funds must be received by 4:00 p.m. Eastern Time to be eligible for same day pricing. Call the Transfer Agent at 1-877-71-APPLE between 9:00 a.m. and 6:00 p.m. Eastern Time on any day the New York Stock Exchange is open for business to advise of your intent to wire. This will ensure proper credit. Instruct your bank to wire funds to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further credit: Appleton Equity Growth Fund
Shareholder name and account number:

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Additional Investments. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to the Appleton Equity Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Checks must be made payable to the “Appleton Equity Growth Fund,” be drawn on a U.S. bank and be payable in U.S. Dollars. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Bank wires should be sent as instructed by the Transfer Agent. Before sending your wire, please contact the Transfer Agent to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is presently no minimum amount required for subsequent investments in regular or retirement accounts, the Trust reserves the right to impose such requirement without prior notice.

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SHAREHOLDER SERVICES

Contact the Transfer Agent (nationwide call toll-free 1-877-71-APPLE) between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time, on days the Fund is open for business, for additional information about the shareholder services described below.

Systematic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service.

Tax-Deferred Retirement Plans

The Fund offers a Traditional IRA and a Roth IRA for individuals and their non-employed spouses. A Traditional IRA can be used for both deductible and non-deductible contributions, SEP IRA contributions, IRA transfers and rollovers from other IRAs or rollovers from employer sponsored qualified plan distributions. For more information, please call toll-free 1-877-71-APPLE or write to the Transfer Agent to obtain the Fund’s IRA application, custodial agreements and disclosure statements.

Direct Deposit Plans

Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

Automatic Investment Plan

You may make purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a periodic basis. If your regularly scheduled debit date falls on a weekend or holiday, your account will be debited on the following business day. In order to participate in the Plan, the minimum initial and subsequent investments must be $100, and your financial intermediary must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s Transfer Agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s Transfer Agent at 1-877-71-APPLE for additional information. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

HOW TO REDEEM SHARES

You may redeem shares of the Fund each day that the Trust is open for business. You will receive the NAV per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment will be made within 7 calendar days after tender in such form, provided that payment for redemption of shares purchased by check will be affected only after the check has been collected, which may take up to 15 calendar days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by wire. At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By Mail. You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust’s account records and include any applicable signature guarantee(s).

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Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent. Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor. There is no charge to have proceeds sent via the ACH system and credit is typically available within 2-3 days.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s LLC’s post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Through Broker-Dealers. You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the NAV per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

Additional Redemption Information. The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than 3 business days under unusual circumstances as determined by the SEC. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Any portfolio securities issued by the Fund as payment for shares redeemed are subject to market risk and may incur taxes or brokerage or other fees upon sale.

Signature Guarantees. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

The Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines, in its sole discretion, that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gain at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gain.

Distributions can be paid in cash, reinvested in additional shares, or a combination of both cash payment and reinvestment. You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. You may change your election by writing or calling the Transfer Agent in advance of the record date of the next distribution. All distributions will be based on the NAV in effect on the payable date.

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If you select payment in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 6 months, your dividends may be reinvested in your account at the then-current NAV and the distribution option on your account will be converted to have all distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

MARKET TIMING POLICY

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board of Trustees has adopted a policy regarding market timing and excessive trading. The Fund discourages market timing and excessive, short-term trading, or other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees, or using fair value pricing when appropriate, under procedures as adopted by the Board of Trustees, when the Adviser determines current market prices are not readily available or are unreliable. As approved by the Board of Trustees, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order (including exchanges), in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice. A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in this Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

IMPORTANT NOTICE TO FINANCIAL INTERMEDIARIES

The Fund requires that you identify yourself if you are a financial intermediary that established omnibus accounts in the Fund for your customers. If you do not identify yourself and the Fund determines that you are a financial intermediary, the Fund has the right to refuse future purchases from you and will apply its Market Timing Policy to your account(s) or may close your account immediately at the next computed NAV.

The Fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

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TAXES

The Fund has qualified and intends to continue to qualify for the special tax treatment afforded a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, so that it does not pay federal taxes on income and capital gain distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains for each year of its operation to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) by the Fund are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gain distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss. Due to the investment strategies used by the Fund, distributions are generally expected to consist of net capital gain; however, the nature of the Fund’s distributions could vary in any given year.

The Fund will mail a statement indicating the amount and federal income tax status of all distributions made during the year. The Fund’s distributions may be subject to federal income tax whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan of distribution (the “Plan”), under which the Fund may directly incur or reimburse the Adviser or the Distributor for certain distribution-related expenses, including:

•	Payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares;
•	Expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent;
•	Expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
•	Expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
•	Expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and
•	Any other expenses related to the distribution of the Fund’s shares.

The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), is the Trust’s principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the Fund’s shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund’s financial performance.  The information below represents the financial highlights of the Predecessor Fund for the fiscal years indicated. Effective July 1, 2016, the Predecessor Fund was reorganized into the Fund. Upon completion of the Reorganization, the Fund assumed the performance and financial history of the Predecessor Fund.  Certain information reflects financial results for a single Predecessor Fund share. Total returns represent the rate an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions, if any). This information has been audited by the Predecessor Fund's independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s annual report, which is available upon request.

	Year Ended December 31,
Per Share Data:	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.07	$11.51	$8.96	$7.81	$8.16
Income (loss) from investment operations:
Net investment (loss) income	(0.05)	(0.04)	(0.01)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	0.06	0.38	2.56	1.15	(0.32)
Total from investment operations	0.01	0.34	2.55	1.16	(0.35)
Less distributions:
Dividends from investment income	—	—	—	(0.01)	—
From realized gains	(0.79)	(0.78)	—	—	—
Total distributions	(0.79)	(0.78)	—	(0.01)	—
Net asset value, end of year	$10.29	$11.07	$11.51	$8.96	$7.81

Total Return	0.19%	2.98%	28.46%	14.90%	(4.29%)

Supplemental Data and Ratios:
Net assets, end of year	$17,128,199	$18,252,251	$17,545,517	$13,408,081	$12,305,007
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.41%)	(0.36%)	(0.14%)	0.14%	(0.35%)
Portfolio turnover rate	42%	30%	34%	17%	31%

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APPLETON PARTNERS, INC.

One Post Office Square, Floor Six, Boston, Massachusetts 02109

Shareholder Services

Nationwide: (Toll-Free) 1-877-71-APPLE
(9:00 a.m. to 6:00 p.m. ET)

Investment Adviser	APPLETON PARTNERS, INC. One Post Office Square, Floor Six Boston, Massachusetts 02109	Distributor	QUASAR DISTRIBUTORS, LLC 615 East Michigan Street Milwaukee, WI 53202
Administrator	U.S. BANCORP FUND SERVICES, LLC 615 East Michigan Street Milwaukee, WI 53202	Independent Registered Public Accounting Firm	COHEN FUND AUDIT SERVICES, LTD. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115
Transfer Agent	U.S. BANCORP FUND SERVICES, LLC 615 East Michigan Street Milwaukee, WI 53202	Legal Counsel	GOODWIN PROCTER LLP 901 New York Avenue, NW Washington, DC 20001

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator and distributor, who provide services to the Fund. Shareholders of the Fund are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional information about the Fund is included in the Fund’s Statement of Additional Information (“SAI”) dated June 29, 2016, which is hereby incorporated by reference in its entirety and is legally a part of this Prospectus. Additional information about the Predecessor Fund’s investments is available in the Predecessor Fund’s annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Predecessor Fund’s performance during the last fiscal year.

To obtain a free copy of the SAI, or other information about the Fund, or to make inquiries about the Fund, please call 1‑877‑71‑APPLE.

The Fund’s SAI and annual and semi-annual reports to shareholders (once available) will be available, free of charge, on the Fund’s internet site at www.appletonfunds.com.

Information about the Fund, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1‑202‑551‑8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s internet site at http:/www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.
File No. 811-23084

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STATEMENT OF ADDITIONAL INFORMATION

June 29, 2016

Appleton Equity Growth Fund (APLEX)

Series Portfolios Trust, 615 East Michigan Street, Milwaukee, Wisconsin 53202

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read together with the Prospectus dated June 29, 2016, as supplemented from time to time, of the Appleton Equity Growth Fund (the “Fund”), a series of Series Portfolios Trust (the “Trust”). The financial statements of the Predecessor Fund (defined below) are contained in the Predecessor Fund’s Annual Report dated December 31, 2015, which is incorporated by reference into this SAI. A copy of the Fund’s Prospectus can be obtained by writing the Fund at Appleton Equity Growth Fund, P.O. Box 701, Milwaukee, WI 53201, by calling the Fund toll-free at 1-877-71-APPLE, or by visiting the Fund’s internet site at www.appletonfunds.com.

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THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”), permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any Trustee or Trust officer held personally liable for obligations of the Fund or the Trust.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund, a series of the Trust, is a “diversified company” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”). The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Effective July 1, 2016, substantially all of the assets of the Appleton Equity Growth Fund, a series of the Appleton Funds (the “Predecessor Fund”), which has the same portfolio managers and investment strategy as the Fund, have been transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization was approved by written consent in lieu of a meeting by shareholders holding a majority of the Predecessor Fund’s outstanding shares. Upon completion of the Reorganization, the Fund assumed the performance and financial history of the Predecessor Fund. Any such information provided for the Fund that relates to periods prior to July 1, 2016, therefore, is that of the Predecessor Fund.

DEFINITIONS, INVESTMENT POLICIES AND RISK CONSIDERATIONS

The Fund’s investment objective, principal investment strategies and principal investment risks are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus, as well as information about the investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

Majority. As used in the Prospectus and this SAI, and as provided under the 1940 Act, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

Small Capitalization Companies. The Fund may, from time to time, invest a portion of its assets in small, unseasoned companies. A small capitalization company has a market capitalization of $1 billion or less at the time of the Fund’s investment. Appleton Partners, Inc. (the “Adviser”) believes the small cap market may, at times, offer more opportunity for above-average growth and entrepreneurial impact. Also, small cap companies are often acquisition targets for larger companies.

While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter on a regional exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. The securities of smaller companies may, therefore, be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

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U.S. Government Obligations. If the Adviser believes that market indicators point to lower interest rates, the Fund may invest up to 20% of its assets in obligations or other fixed-income securities of any maturity issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities that have been established or sponsored by the United States Government (collectively, the “U.S. Government”). When investing in fixed income securities, the Adviser will select primarily “investment grade” securities rated at least Baa by Moody’s or BBB by Standard & Poor’s Ratings Group (“S&P®”) or, if not rated, of equivalent quality in the Adviser’s opinion. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation.

U.S. Treasury obligations are backed by the “full faith and credit” of the United States. Other U.S. Government obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the U.S. Government.

Repurchase Agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund’s Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund’s investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

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Bank Debt Instruments. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers’ acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Derivatives. The Fund may use derivative instruments for any of the following purposes:

•	To hedge against adverse changes—caused by changing interest rates, stock market prices or currency exchange rates—in the market value of securities held by or to be bought for the Fund;

•	As a substitute for purchasing or selling securities;

•	To enhance the Fund’s potential gain in non-hedging or speculative situations; or

•	To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

A derivative instrument will obligate or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio’s yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Fund’s holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income. Under normal circumstances, derivatives will typically be limited to an amount less than 10% of the Fund’s assets.

It is possible that additional regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve it investment objectives.  For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments.  If adopted as proposed, these regulations could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

Exchange-Traded Funds (“ETFs”). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities or other investments either: (i) designed to track a particular market segment or index; or (ii) actively-managed by the ETF’s investment adviser(s). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly or to gain exposure to a portion of the U.S. or foreign market for which purchasing securities directly would be less efficient or otherwise less desirable. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other investments they hold or are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities or other investments and ETFs have management or other fees that increase their costs versus the costs of owning the underlying securities or other investments directly. For ETFs that are investment companies, the Fund will also bear the indirect fees and expenses of investing in the ETF. See “Investment Companies” below.

Investment Companies. The Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

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If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Commercial Paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by S&P® or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or unrated paper of issuers who have outstanding unsecured debt rated AA or better by S&P® or Aa or better by Moody’s. Certain notes may have floating or variable rates. The Fund will not invest in variable and floating rate notes with a demand notice period exceeding seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities, unless, in the judgment of the Adviser, subject to the direction of the Board, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A-1 (highest quality) by S&P® has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuers industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1. See Appendix A for a description of issue credit ratings.

Foreign Securities. Subject to the Fund’s investment policies and quality and maturity standards, the Fund may invest, from time-to-time, in the securities (payable in U.S. Dollars) of foreign issuers through the purchase of American Depositary Receipts (certificates of ownership issued by a United States bank or trust company as a convenience to investors in lieu of the underlying shares which such bank or trust company holds in custody) or other securities of foreign issuers that are publicly traded in the United States. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.

Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

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Warrants and Rights. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund does not presently intend to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

Borrowing and Pledging. The Fund may borrow money from banks provided that, immediately after any such borrowing, there is asset coverage of 300% for all borrowings of the Fund. The Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of its total assets. The Fund may pledge assets in connection with borrowings, but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund’s net asset value (“NAV”). This is the speculative factor known as leverage. The Fund’s policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund’s present intention, which may be changed by the Board without shareholder approval, to limit its borrowings during the coming year to 5% of its total assets and to borrow only for emergency or extraordinary purposes and not for leverage.

Preferred Stocks and Securities Convertible into Common Stocks. The Fund may also invest in preferred stocks or securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants) which are rated at the time of purchase in the four highest grades assigned by Moody’s (Aaa, Aa, A or Baa) or S&P® (AAA, AA, A or BBB) or unrated securities the Adviser determines to be of comparable quality. After the Fund purchases a security, that security may cease to be rated or its rating may be reduced; the Adviser will consider such an event to be relevant in its determination of whether the Fund should continue to hold that security. See Appendix A for a description of issue credit ratings.

Cybersecurity and Operational Risk. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value.  There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

The Fund’s investments or its service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties.  In particular, these errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its NAV in a timely manner, including over a potentially extended period. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures.  The Fund and its shareholders could be negatively impacted as a result.

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Regulatory Risk.  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. While there continues to be uncertainty about the full impact of recent regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.

Large Redemptions Risk. Certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Advisor would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Additional Information on Fixed-Income Securities. Preferred stocks and bonds rated Baa or BBB have speculative characteristics, such that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest, or to pay the preferred stock obligations, than is the case with higher grade securities. See Appendix A for a description of issue credit ratings.

Investments in fixed-income securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Fixed-income securities are also subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and NAV of the Fund will fluctuate.

INVESTMENT RESTRICTIONS

The Trust has adopted certain investment restrictions designed to reduce the risk of an investment in the Fund. Fundamental restrictions may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Non-fundamental policies or restrictions may be changed by the Board without shareholder vote.

Fundamental Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund may not:

1.	Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure:

(a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund’s total assets; or

(b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund’s assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

2.	Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

3.	Purchase securities on margin (but the Fund may obtain such short-term credits, as may be necessary for the clearance of transactions);

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4.
Make short sales of securities or maintain a short position, or write, purchase or sell puts, calls or combinations thereof, except as stated in the Prospectus or this Statement of Additional Information or except short sales “against the box”;

5.
Make loans of money or securities, except that the Fund may: (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

6.	Write, purchase or sell commodities, commodities contracts, futures contracts or related options;

7.	Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities the United States Government, its agencies or instrumentalities);

8.	Invest for the purpose of exercising control or management of another issuer;

9.
Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those that are not readily marketable) which own or deal in such things;

10.
Purchase or sell interests in real estate or real estate limited partnerships (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

11.	Invest more than 15% of its net assets in illiquid securities;

12.
Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer; or

13.	Invest in securities of other investment companies, other than to the extent permitted by Section 12(d) of the 1940 Act.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust does not intend to pledge, mortgage or hypothecate the assets of the Fund. The Fund does not intend to make short sales of securities “against the box” in the coming year as described in investment limitation 4. The statements of intention in this paragraph reflect non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

Other current investment policies of the Fund, which are not fundamental and which may be changed by action of the Board of Trustees without shareholder approval, are as follows:

80% Investment Policy. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in common stocks. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principle business address of each Trustee is c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Trustee	Indefinite Term; Since September 2015.	Counsel, Kohlberg Kravis Roberts & Co. L.P. (2013-2015); Counsel, Dechert LLP (2011-2013); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (1998-2011).	2	None.
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Since September 2015.	Retired.	2	Independent Trustee, First Western Funds Trust (Since May 2015); Inside Trustee, Brandes Investment Trust, Chair and President (2000-2012); Director, Inside Trustee, Brandes Funds LTD (2002-2012).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Since September 2015.	Compliance Officer, United Nations Joint Staff Pension Fund (since 2009)	2	None

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Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Interested Trustee
Dana L. Armour (3) (born 1968)	Chair, Trustee	Indefinite Term; Since September 2015.	Executive Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Senior Vice President (2010 - 2013).	2	None
Officers of the Trust
John J. Hedrick (born 1977)	President and Principal Executive Officer	Indefinite Term; Since September 2015	Vice President, U.S. Bancorp Fund Services, LLC (since 2011), Assistant Vice President (2007 – 2011).	Not Applicable.	Not Applicable.
David A. Cox (born 1982)	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2016.	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2011).	Not Applicable.	Not Applicable.
Michael R. McVoy (born 1957)	Chief Compliance Officer and Anti- Money Laundering Officer	Indefinite Term; Since September 2015.	Executive Vice President, U.S. Bancorp Fund Services, LLC (since 2005).	Not Applicable.	Not Applicable.
Alia M. Vasquez (born 1980)	Secretary	Indefinite Term; Since September, 2015	Vice President, U.S. Bancorp Fund Services, LLC (since 2015), Assistant Vice President (2010-2015).	Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The term “Fund Complex” includes all series of the Trust as of the date of this SAI. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.
(3)	Ms. Armour serves as Executive Vice President of the Administrator for the Trust and is an “interested person” of the Trust as defined under the 1940 Act.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees: a Governance and Nominating Committee; an Audit Committee, which also serves as a Qualified Legal Compliance Committee; and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”. The Board is comprised of one Interested Trustee and three Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Governance and Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees. The Chair of the Board is an Interested Trustee. The Board has determined not to appoint a lead Independent Trustee; however, the Independent Trustees are advised by independent counsel. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board  positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Interested Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Koji Felton. Mr. Felton has served as a Trustee since 2015 and has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 to 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 to 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as the Enforcement Branch Chief for the San Francisco District Office of the U.S. Securities and Exchange Commission (1992-1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986-1992).

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Debra McGinty-Poteet.  Ms. McGinty-Poteet has served as a Trustee since 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards. Ms. McGinty-Poteet currently also serves an Independent Trustee for First Western Funds Trust. Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2015). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).

Daniel Willey. Mr. Willey has served as a Trustee since 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey currently serves as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (since 2009). Prior to his current role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Masson (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (2992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).

Dana Armour. Ms. Armour has served as a Trustee since 2015 and has experience, knowledge, and understanding of the mutual fund industry. Ms. Armour currently serves as an Executive Vice President of U.S. Bancorp Fund Services, LLC (since 2013), where she oversees the Relationship Management group and Fund Accounting department. Ms. Armour has served in various capacities since joining U.S. Bancorp Fund Services in 1992, and has extensive experience in 1940 Act, SEC, and IRS compliance and financial statement preparation. In addition, Ms. Armour has extensive experience in the oversight of regulatory examinations and providing support and assistance to mutual fund clients implementing new regulatory requirements.

Trust Committees

The Trust has three standing committees: the Governance and Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Governance and Nominating Committee has not held any meetings as of the date of this SAI.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee has held one meeting as of the date of this SAI.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

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The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and the Interested Trustee of the Trust, and is overseen by the Board. The function of the Valuation Committee is to oversee and approve the fair value of securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee. The actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee has not held any meetings with respect to the Fund as of the date of this SAI.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of the Predecessor Fund as of the calendar year ended December 31, 2015. Furthermore, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Adviser, the Predecessor Fund’s principal underwriter, or any of their affiliates as of the same date.

Compensation

Independent Trustees each will receive an annual retainer of $15,000 allocated among each of the various portfolios comprising the Trust. In addition, the Independent Trustees will receive $1,000 per meeting attended in-person and $500 for telephonic meetings. Independent Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay fees to, or reimburse expenses of, the Interested Trustee.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the Fund’s current fiscal year ending December 31, 2016.

Name of Person/ Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Koji Felton, Independent Trustee	$1,667	None	None	$19,000
Debra McGinty Poteet, Independent Trustee	$1,667	None	None	$19,000
Daniel Willey, Independent Trustee	$1,667	None	None	$19,000
(1)	Trustees’ fees and expenses are allocated among the Fund and all other series comprising the Trust.
(2)	The term “Fund Complex” includes all series of the Trust. There is currently one other series comprising the Trust.

THE INVESTMENT ADVISER

The Adviser, Appleton Partners, Inc., One Post Office Square, Floor Six, Boston, MA 02109, serves as the Fund’s investment adviser pursuant to an investment advisory agreement entered into by the Trust, on behalf of the Fund (the “Advisory Agreement”).

After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund (with respect to such Fund); and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders (with respect to such Fund); or (ii) by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act. Under the terms of the Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser manages the Fund’s investments. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets.

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Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses to the extent annual Fund operating expenses exceed 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to maintain these expense limitations with regard to the Fund for at least one year from the effective date of the Fund’s registration statement.

The total investment advisory fees earned by the Adviser from the Predecessor Fund for the last three fiscal years are as follows:

	Fiscal Years Ended December 31
	2015	2014	2013
Gross Advisory Fees Earned	$187,247	$181,863	$154,062

Fees Waived and/or Expenses Reimbursed	$(71,728)	($108,372)	($141,627)

Net Advisory Fees Paid To (Received From) the Adviser	$115,519	$73,491	$12,435

PORTFOLIO MANAGERS COMPENSATION

Compensation for each of the Fund’s portfolio managers is not predicated on Fund assets or fund performance. Each portfolio manager is paid a fixed salary by the Adviser and a discretionary bonus based on the Adviser’s profitability during its fiscal year.

PORTFOLIO MANAGER HOLDINGS

Portfolio Managers are encouraged to own shares of the Fund. The following table indicates the dollar range of shares beneficially owned by each of the Predecessor Fund’s portfolio managers as of December 31, 2015.

Portfolio Manager	Dollar Range of Predecessor Fund Shares Beneficially Owned
Daniel T. Buckley	$50,001–$100,000
Geoffrey D. Chamberlain	$50,001–$100,000

OTHER PORTFOLIO MANAGER INFORMATION

The following table indicates the number of accounts other than the Fund (and Predecessor Fund) and assets under management (in millions) managed by each portfolio manager as of December 31, 2015.

As of the fiscal year ended December 31, 2015, the Portfolio Managers did not manage any accounts that were subject to a performance fee.

Accounts Not Subject to a Performance Fee
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Daniel T. Buckley	0	$0	0	$0	15	$10
Geoffrey D. Chamberlain	0	$0	0	$0	86	$59.1

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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PROXY VOTING GUIDELINES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Trust Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Trust Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

In voting proxies, the Adviser is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities.

The Adviser has adopted written proxy voting policies and procedures (the “Proxy Voting Guidelines”), as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, and consistent with their fiduciary obligations. The Proxy Voting Guidelines have been approved by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

The Proxy Voting Guidelines generally address proposals submitted to shareholders of six types:

1.	Proposals seeking approval of equity-based compensation, including stock option plans;

2.	Proposals relating to changes in corporate control;

3.	Proposals that affect shareholder rights, including voting rights;

4.	Proposals for the election of directors;

5.	Proposals relating to social and corporate responsibility issues; and

6.	Proposals for the approval of independent registered public accounting firm.

Equity-based Compensation Plans

In general, the Fund agrees with the use of reasonably designed stock-related compensation plans that align the interests of corporate management with those of shareholders by providing officers and employees with an incentive to increase shareholder value. It will consider the dilutive effects, pricing and re-pricing issues and other factors in voting on specific proposals.

Corporate Control

The Fund generally opposes measures that are designed to prevent or obstruct corporate takeovers. Such measures tend to entrench current management. We believe the active trading of a company’s securities and the potential transfer of corporate control through takeover – hostile or otherwise – must generally be permitted to occur. In the case of shareholder rights plan, often referred to as “poison pills”, we believe the best approach is for the company to put its case to shareholders by letting them vote on a plan. We will carefully review proposals to increase capital stock and generally oppose so-called “blank check” preferred stock. We favor non-classified boards of directors.

Shareholder Rights

The Fund views the exercise of shareholders’ rights – including the rights to act by written consent, to call special meetings and to remove directors – to be fundamental to corporate governance. We generally favor cumulative voting and confidential voting and oppose supermajority voting and dual class capitalization.

Election of the Board of Trustees

The Fund believes that good governance starts with an independent board, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent.

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Corporate and Social Policy Issues

The Fund believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by a company’s board of directors. Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. Ordinarily the Fund would not vote for such proposals unless supported by management.

Approval of Independent Registered Public Accounting Firm

The Fund believes that the relationship between the company and its auditors should be limited primarily to the audit engagement although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence.

Potential Conflicts of Interest

In the event that any matter for which a proxy is solicited creates a potential conflict of interest between interests of the shareholders of the Fund, on the one hand, and any affiliated person of the Fund, on the other, the portfolio manager will consider whether it is appropriate to disclose the conflict to shareholders, to give shareholders the opportunity to vote such proxy, or to disallow the override ability of the Adviser with respect to the particular proxy. The Adviser will identify any conflicts to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proxy proposal.

The foregoing is a summary. A copy of the complete Proxy Voting Guidelines and, when available, the Fund’s voting record may be obtained by calling the toll free number in the address set forth on the cover page of this SAI and at the web site of the Securities and Exchange Commission (www.sec.gov).

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of U.S. Bancorp and an affiliate of the Trust’s Administrator, is the Trust’s principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the Fund’s shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The principal business address of the Distributor is 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund’s shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the Fund’s average daily net assets. Unreimbursed expenses will not be carried over from year to year. For the fiscal year ended December 31, 2015, the Predecessor Fund did not incur distribution expenses under the Plan.

Agreements implementing the Plan (the “Implementation Agreements”), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Fund’s shares, are in writing and have been approved by the Board. All payments made pursuant to the Plan are made in accordance with written agreements.

The continuance of the Plan and Implementation Agreements must be specifically approved at least annually by a vote of the Board and by a vote of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the Plan at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized by either a vote of a majority of the Independent Trustees, or by a vote of the holders of a majority of the outstanding shares of the Fund, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust’s Board and by a vote of the Independent Trustees.

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In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. There can be no assurance that the benefits anticipated from the expenditure of the Fund’s assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not “interested persons” of the Trust are committed to the discretion of the Independent Trustees during such period.

SECURITIES TRANSACTIONS

Decisions to buy and sell securities for the Fund and the placing of the Fund’s securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser will give primary consideration to securing the best price and execution. Consistent with this policy, the Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Adviser may be a party. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Predecessor Fund paid the following amounts of brokerage commissions for each of the last three fiscal years ended December 31:

2015	2014	2013
$10,852	$8,299	$9,743

The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers’ financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund.

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Fund may effect securities transactions that are executed on a national securities exchange or in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Fund, as well as other clients, the Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Trust and to such other clients.

Code of Ethics. The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

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PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Adviser anticipates that the Fund’s portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2015, the Predecessor Fund’s portfolio turnover rate was 42%.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund. The Adviser has also adopted a policy with respect to disclosure of Fund’s portfolio holdings (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Fund. After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), is authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering the approval of any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Employees of the Adviser that are access persons under the Adviser’s, Trust’s or principal underwriter’s code of ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in their respective code of ethics. In addition, the custodian of the Fund’s assets and the Fund’s accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis. In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

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In no event shall the Adviser, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

In addition, the Adviser’s Policy prohibits the disclosure of portfolio holdings except under the following conditions:

1.	For use in preparing and distributing routine periodic reporting to market data agencies (For example: Morningstar, Lipper, Bloomberg, Standard & Poor’s and Thompson Financial);

2.	A request by executive officers of the Adviser for routine oversight and management purposes;

3.
For use in preparing and distributing routine shareholder reports, including disclosure to Cohen Fund Audit Services (the Trust’s independent registered public accounting firm), which has agreed to keep confidential any holdings information the firm receives).

CALCULATION OF SHARE PRICE

The share price (net asset value (“NAV”)) of the shares of the Fund is determined once daily ordinarily as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the share price, see “Calculation of Share Price” in the Prospectus.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has qualified and intends to continue to qualify for the special tax treatment afforded a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund’s total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund’s investment is limited in respect to any issuer (other than the U.S. Government or other regulated investment companies) to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer); and (b) not more than 25% of the value of the Fund’s assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

The Fund’s net realized capital gain from securities transactions will be distributed only after reducing such gain by the amount of any available capital loss carryforwards. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund for tax years beginning after December 22, 2010 may get carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

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The Trust is required to withhold and remit to the U.S. Treasury a portion (currently 28%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-received deduction may be eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

The Fund may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations. Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

In addition, a U.S. person that is an individual is subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. person’s modified gross income for the taxable year over a certain threshold (which currently is between $125,000 and $250,000, depending on the individual’s circumstances). Estates and trusts that do not fall into a special class of trusts that is exempt from such tax are subject to the same 3.8% tax on the lesser of their undistributed net investment income and the excess of their adjusted gross income over a certain threshold. Net investment income generally includes dividends on our stock and gain from the sale of the Fund’s stock. A prospective investor that is a U.S. individual, estate or trust is urged to consult a tax advisor regarding the applicability of this tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The Fund is required to report to the IRS the cost basis of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy and reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss. A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells less than the entire holdings of the Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Fund will use the first-in, first-out (FIFO) method. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

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You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

The Foreign Account Tax Compliance Act (“FATCA”)

As part of the Foreign Account Tax Compliance Act, (“FATCA”), the Fund is required to impose a 30% withholding tax on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. To avoid possible withholding, FFIs, other than FFIs subject to special treatment under certain intergovernmental agreements, will need to enter into agreements with the IRS which state that they will provide the IRS information, including the names, account numbers and balances, addresses and  taxpayer identification numbers of U.S. account holders and comply with due diligence procedures with respect to the identification of U.S. accounts as well as agree to withhold tax on certain types of withholdable payments made to non-compliant foreign financial institutions or to applicable foreign account holders who fail to provide the required information to the IRS, or similar account information and required documentation to a local revenue authority, should an applicable intergovernmental agreement be implemented. NFFEs will need to provide certain information regarding each substantial U.S. owner or certifications of no substantial U.S. ownership, unless certain exceptions apply, or agree to provide certain information to the IRS.

The Fund may be subject to the FATCA withholding obligation, and also will be required to perform due diligence reviews to classify foreign entity investors for FATCA purposes. Investors are required to agree to provide information necessary to allow the Fund to comply with the FATCA rules. If the Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The Internal Revenue Service could assert a position contrary to those stated here. The discussion also represents only a general summary of federal tax law and practice currently applicable to the Fund and certain shareholders therein. The consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances. Goodwin Procter LLP is not delivering the Fund a tax opinion with respect to any matter and no rulings are being sought from the Internal Revenue Service.

The advice herein was prepared for the Fund. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax adviser.

REDEMPTION IN KIND

Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

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PRINCIPAL SECURITY HOLDERS

As of May 31, 2016, the following shareholders owned of record or beneficially 5% or more of the Predecessor Fund’s shares:

Name and Address	Percent of Fund	Nature of Ownership
Bowdoin & Company* c/o Maria Harrington Cambridge Appleton Trust One Post Office Square, 5th Floor Boston, MA 02109-2106	72.68%	Record
Appleton Partners, Inc. 401K Plan c/o Douglas Chamberlain & Kathleen Burge One Post Office Square, Suite 600 Boston, MA 02109-1258 —————	15.22%	Record

*May be deemed to “control” the Predecessor Fund, as that term is defined in the 1940 Act, due to ownership of greater than 25% of the Fund’s shares. Bowdoin & Company is a nominee for Cambridge Appleton Trust, N.A., which holds the shares of record in various fiduciary capacities.

As of May 31, 2016, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Predecessor Fund.

CUSTODIAN

U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, has been retained to act as Custodian for the Fund’s investments. U.S. Bank acts as the Fund’s depository, holds its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services has been selected as independent registered public accounting firm for the Fund. Cohen Fund Audit Services will perform an annual audit of the Fund’s financial statements and will advise the Fund as to certain accounting matters.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), with its principal business office located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s administrator. USBFS is an indirect wholly-owned subsidiary of U.S. Bancorp.

The Trust and the Administrator have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services, the Administrator is entitled to a fee based on the average daily net assets of the Fund, subject to an annual minimum fee, and certain out-of-pocket expenses, including pricing expenses.

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Prior to October 1, 2013, J.P. Morgan Chase Bank (“JPMorgan”), N.A., 70 Fargo Street, Suite 3 East Boston, Massachusetts 02210, provided accounting, pricing and administrative services to the Fund, for which it was entitled to a monthly administrative service fee based on its average daily net assets, plus out-of-pocket expenses.

During the last three fiscal years ended December 31, the Predecessor Fund paid the following administrative fees:

2015	2014	2013
$32,159	$33,029	$27,202*

*Reflects $9,202 paid to USBFS for the period October 1, 2013 through December 31, 2013 and $18,000 paid to JPMorgan for the period January 1, 2013 through September 30, 2013.

TRANSFER AGENT

The Trust has retained USBFS to act as its transfer agent. USBFS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Fund, USBFS receives a monthly per account fee from the Fund, plus out-of-pocket expenses.

LEGAL COUNSEL

Goodwin Procter LLP, 901 New York Avenue, NW Washington, DC 20001, serves as legal counsel to the Trust.

ANNUAL REPORT

The Fund is newly organized. Effective July 1, 2016, the Predecessor Fund merged with and into the Fund.  The financial statements of the Predecessor Fund for the fiscal year ended December 31, 2015, which are included in the Predecessor Fund’s Annual Report, are incorporated herein by reference.

Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A – DESCRIPTION OF RATINGS

Standard & Poor’s Disclaimers
The analyses, including ratings, of Standard & Poor’s and its affiliates (together, Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. Standard & Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;, and the promise we impute.
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*
Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

Short-Term Issue Credit Ratings
Category	Definition
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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Moody’s Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1 Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Global Long-Term Rating Scale

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Global Short-Term Rating Scale

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Linkage Between the Global Long-Term and Short-Term Rating Scales

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

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SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Appleton Equity Growth Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)	Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
(b)		Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreement between the Trust, on behalf of the Appleton Equity Growth Fund, and Appleton Partners, Inc. – filed herewith.
(e)		Distribution Agreement between the Trust, on behalf of the Appleton Equity Growth Fund, and Quasar Distributors, LLC – filed herewith.
(f)		Bonus or Profit Sharing Contracts – not applicable.
(g)		Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(i)	Amendment to the Custodian Agreement – filed herewith.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment to the Fund Administration Servicing Agreement – filed herewith.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment to the Fund Accounting Servicing Agreement – filed herewith.

(iii)	Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment to the Transfer Agent Agreement – filed herewith.

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	(iv)	Power of Attorney (all Trustees) dated September 15, 2015 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(v)	Operating Expenses Limitation Agreement – filed herewith.
(i)		Opinion and Consent of Counsel by Goodwin Procter LLP for the Appleton Equity Growth Fund – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services – not applicable.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
(m)		Rule 12b-1 Plan by the Trust on behalf of the Appleton Equity Growth Fund – filed herewith.
(n)		Rule 18f-3 Plan – not applicable.
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(ii)	Code of Ethics for Appleton Partners, Inc. – filed herewith.
	(iii)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Bylaws, and Paragraph 8 of the Distribution Agreement.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

3

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

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Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Appleton Partners, Inc. One Post Office Square, Floor Six Boston, MA 02109

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of June 2016.

Series Portfolios Trust By: /s/ John J. Hedrick* John J. Hedrick President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 6 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	June 29, 2016
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	June 29, 2016
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	June 29, 2016
Koji Felton

/s/ Dana L. Armour*	Trustee	June 29, 2016
Dana L. Armour

/s/ John J. Hedrick*	President and Principal	June 29, 2016
John J. Hedrick	Executive Officer

/s/ David Cox*	Treasurer and Principal	June 29, 2016
David Cox	Financial Officer

*By: /s/ John J. Hedrick
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX.99.d
Distribution Agreement	EX.99.e
Amendment to the Custodian Agreement	EX.99.g.i
Amendment to the Fund Administration Servicing Agreement	EX.99.h.i.A
Amendment to the Fund Accounting Servicing Agreement	EX.99.h.ii.A
Amendment to the Transfer Agent Agreement	EX.99.h.iii.A
Operating Expenses Limitation Agreement	EX.99.h.v
Opinion and Consent of Counsel by Goodwin Procter LLP	EX.99.i
Rule 12b-1 Plan	EX.99.m
Code of Ethics for Appleton Partners, Inc.	EX.99.p.ii

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